Fair Value Measurement (Details) - Schedule of financial assets and liabilities at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Convertible Note	$ 20,231
Total	20,231
Liabilities
Warrant Liabilities	49,124
Total	49,124	$ 7,574
Liabilities
Redeemable Preferred Shares		7,574
Fair Value, Inputs, Level 1 [Member]
Assets
Convertible Note
Total
Liabilities
Warrant Liabilities
Total
Liabilities
Redeemable Preferred Shares
Fair Value, Inputs, Level 2 [Member]
Assets
Convertible Note
Total
Liabilities
Warrant Liabilities
Total
Liabilities
Redeemable Preferred Shares
Fair Value, Inputs, Level 3 [Member]
Assets
Convertible Note	20,231
Total	20,231
Liabilities
Warrant Liabilities	49,124
Total	$ 49,124	7,574
Liabilities
Redeemable Preferred Shares		$ 7,574